Subsequent Events (Details) - USD ($) $ in Thousands		1 Months Ended	6 Months Ended
	Aug. 04, 2023	Aug. 04, 2023	Jun. 30, 2023	Mar. 31, 2020	Dec. 31, 2019	Jul. 31, 2019
Share Buy-Back Plan [Abstract]
Repurchase and retirement of common stock (in shares)			1,693,983
Repurchase and retirement of common stock			$ 1,437
Nordea Bank Secured Term Loan [Member]
Long-Term Debt [Abstract]
Borrowing capacity				$ 59,000	$ 47,000	$ 33,000
Frequency of loan repayments			quarterly
Subsequent Event [Member]
Share Buy-Back Plan [Abstract]
Repurchase and retirement of common stock (in shares)		164,493
Repurchase and retirement of common stock		$ 146
Subsequent Event [Member] | Nordea Bank Secured Term Loan [Member]
Long-Term Debt [Abstract]
Balance outstanding	$ 17,886	17,886
Borrowing capacity	20,000	20,000
Arrangement fees	$ 140
Term	5 years
Frequency of loan repayments	quarterly
Installment payment	$ 833
Balloon payment	$ 3,340	$ 3,340
Subsequent Event [Member] | Nordea Bank Secured Term Loan [Member] | SOFR [Member]
Long-Term Debt [Abstract]
Margin on variable rate	2.50%